Expected credit loss measurement - Credit loss expense / release (Narrative) (Detail) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	$ 152	$ 124	$ 84	$ 275	$ 136
Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	38	$ (21)	$ (29)
Stage 1 and 2 positions | Scenario related
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	23
Stage 1 and 2 positions | Expenses in anticipation of a portfolio re-calibration in the large corporate clients segment
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	13
Credit-impaired (stage 3 and purchased credit-impaired) positions
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	$ 114